SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Supplemental Cash Flow Information [Abstract]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	December 31,	December 31,	December 31,
	2019	2018	2017
Obligation to issue shares for acquisition of intangible asset	$-	$-	$131,527
Shares issued for intangible assets	$-	$131,527	$401,432
Intangible assets in accounts payable and accrued liabilities	$-	$-	$25,000
Property, plant and equipment in accounts payable and accrued liabilities	$97,180	$34,402	$-
Interest paid	$737	$-	$-
Income taxes paid (recovered)	$487,206	$(3,907)	$-